Financial instruments risk, Interest rate risks (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest rate risks [Abstract]
Profit or loss for the year	$ 31,292	$ 23,549	$ 1,329,579
Interest Rate Risks [Member]
Interest rate risks [Abstract]
Percentage increase in interest rates	7.05%	1.00%
Percentage decrease in interest rates	(7.05%)	(1.00%)
Interest Rate Risks [Member] | Fixed Rate [Member]
Interest rate risks [Abstract]
Debt	$ 103,000	$ 288,000
Interest Rate Risks [Member] | Variable Rate [Member]
Interest rate risks [Abstract]
Debt	159,100	327,400
7.05% Variance [Member]
Interest rate risks [Abstract]
Profit or loss for the year	(1,698)
- 7.05% Variance [Member]
Interest rate risks [Abstract]
Profit or loss for the year	$ 1,698
1% Variance [Member]
Interest rate risks [Abstract]
Profit or loss for the year		(1,439)
- 1% Variance [Member]
Interest rate risks [Abstract]
Profit or loss for the year		$ 1,439